Non-Controlling Interests	12 Months Ended
Dec. 31, 2025
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS
15.	NON-CONTROLLING INTERESTS

Repurchase of non-controlling interests

For the year ended December 31, 2025, Suncar Online acquired 0.64% of equity interest of Shengda Automobile from non-controlling shareholders at the consideration of $3,151. After the repurchase, Suncar Online owned 84.52% of Shengda Automobile. The Group derecognized non-controlling interest of $1,852, and the difference between the purchase price and the carrying amount of the proportional net assets that repurchased from non-controlling shareholders was recorded in additional paid-in capital, which was $1,298.